Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Taxes (Textual)
Corporate income tax rate	25.00%	25.00%	25.00%
Preferential tax rates , per share			$ 0.06
Favorable tax rate	10.00%
Deferred tax assets valuation allowance	$ 525,183	$ 213,028
Subsidiaries [Member]
Taxes (Textual)
Corporate income tax rate	10.00%
Favorable tax rate	15.00%
Hong Kong [Member]
Taxes (Textual)
Corporate income tax rate	8.25%
Assessable profits	$ 2,000,000
Assessable profits, percent	16.50%
PRC [Member]
Taxes (Textual)
Corporate income tax rate	15.00%
Related Party [Member]
Taxes (Textual)
Corporate income tax rate	10.00%